Business segment information - Distribution of Total Assets by Geographical Area (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Assets	$ 3,065,298	$ 2,907,512
Ireland
Segment Reporting Information [Line Items]
Assets	1,492,836	1,323,181
Rest of Europe
Segment Reporting Information [Line Items]
Assets	645,165	660,797
U.S.
Segment Reporting Information [Line Items]
Assets	759,692	755,271
Rest of World
Segment Reporting Information [Line Items]
Assets	$ 167,605	$ 168,263